U.S. LARGE CAP VALUE PORTFOLIO III
U.S. Large Cap Value Portfolio III
Investment Objective
The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Value Portfolio.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	U.S. LARGE CAP VALUE PORTFOLIO III U.S. Large Cap Value Portfolio III USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. LARGE CAP VALUE PORTFOLIO III U.S. Large Cap Value Portfolio III [1]
Management Fee	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.13%
[1]	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE
This Example is meant to help you compare the cost of investing in the U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. LARGE CAP VALUE PORTFOLIO III | U.S. Large Cap Value Portfolio III | USD ($)	13	42	73	166

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
U.S. LARGE CAP VALUE PORTFOLIO III | U.S. Large Cap Value Portfolio III | USD ($)	13	42	73	166

The Example reflects the aggregate annual operating expenses of the U.S. Value Portfolio and the Portfolio’s portion of the expenses of the U.S. Value Series.
PORTFOLIO TURNOVER
The U.S. Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Value Portfolio’s performance. During the most recent fiscal year, the U.S. Value Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.
Principal Investment Strategies
The U.S. Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. The U.S. Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust the representation in the U.S. Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2016, the market capitalization of a large cap company would be $4,230 million or above. This dollar amount will change due to market conditions.

The U.S. Value Series and the U.S. Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the U.S. Value Series or U.S. Value Portfolio. The U.S. Value Series and U.S. Value Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Value Series may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the U.S. Value Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the U.S. Value Portfolio and the U.S. Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the U.S. Value Series that owns them, and, in turn, the U.S. Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Value Series and U.S. Value Portfolio use derivatives, the U.S. Value Series and U.S. Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in a value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the U.S. Value Series or the U.S. Value Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Large Cap Value Portfolio III—Total Returns

January 2007-December 2016
Highest Quarter	Lowest Quarter
23.56% (4/09–6/09)	-27.85% (10/08–12/08)

Annualized Returns (%) Periods ending December 31, 2016
Average Annual Total Returns - U.S. LARGE CAP VALUE PORTFOLIO III	1 Year	5 Years	10 Years
U.S. Large Cap Value Portfolio III	19.09%	16.85%	6.70%
U.S. Large Cap Value Portfolio III | Return After Taxes on Distributions	17.57%	15.47%	5.81%
U.S. Large Cap Value Portfolio III | Return After Taxes on Distributions and Sale of Portfolio Shares	11.99%	13.49%	5.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%